RIVERFRONT PLAZA, EAST TOWER
951 EAST BYRD STREET
RICHMOND, VIRGINIA 23219-4074

TEL      804 • 788 • 8200
FAX      804 • 788 • 8218

EDWARD L. DOUMA
DIRECT DIAL: 804-788-8320
EMAIL: edouma@hunton.com

FILE NO: 55369.000048
June 23, 2006
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Ms. Hanna Teshome

Re:	Fremont Mortgage Securities Corporation Form S-3; Amendment No. 1 Filed May 16, 2006 File No. 333-132540
Ladies and Gentlemen:
          On behalf of Fremont Mortgage Securities Corporation (the “Registrant”), we submit this response to the comments of the SEC Staff in your letter dated June 1, 2006 (the “Staff’s Letter”). For your convenience, the full text of the Staff’s comments (including the headings and numbering from your letter) is provided below, followed, in each instance, by our response on behalf of the Registrant presented in italics. In addition, we attach a blackline of the base prospectus, prospectus supplement, and Exhibit 4.2 of the Registrant’s Registration Statement on Form S-3 marked to show changes responsive to the Staff’s comments, and those blacklined changes are referred to by page number in the Registrant’s responses below.
Registration Statement on Form S-3
General
1.	Your response to comment 2 of our letter dated April 12, 2006 indicates that if all material terms to be included in the finalized agreements are not disclosed in the final Rule 424(b) prospectus, you will finalize the agreements prior to or simultaneously with the final prospectus. Confirm that you will file finalized agreements simultaneously with or prior to the final prospectus if all material terms of the finalized agreements are not included in the final prospectus.
The Registrant hereby confirms that it will file finalized agreements simultaneously with or prior to the final prospectus if all material terms of the finalized agreements are not included in the final prospectus.

Division of Corporate Finance
U.S. Securities and Exchange Commission
June 23, 2006

2.	While we note the revisions you have made in response to comment 10 of our letter dated April 12, 2005, the table illustrating the form of delinquency disclosure you would provide, if applicable, appears to present information only with respect to loans that are 89 days or less delinquent. In accordance with Item 1100(b)(1) of Regulation AB, please either revise your disclosure to present delinquency information in 30 or 31 day increments through charge-off or confirm that loans are charged off when they become 90 days delinquent.
The Registrant has revised the delinquency disclosure where it appears in Schedule A to the form of Prospectus Supplement. Specifically, the Registrant has added an extra row to the “Delinquency Status of Mortgage Loans” tables indicating that information for delinquent loans will be provided in 30-day increments through charge-off. See pages A-15, A-28 and A-41 of the attached blackline.
3.	While we note your response to comment 15 of our letter dated April 12, 2006, it does not appear that your analysis covers all of the implications of having the same credit support being used by multiple trusts and the risk that one trust would exhaust the credit support intended for a separate trust. In this regard, we note that while the example you provide relates only to buying one large insurance policy to cover multiple trusts instead of buying several separate policies at a higher cost, it appears that this feature might also allow separate trusts to share other forms of credit enhancement. For example, might excess interest funded by the assets of one offering be used to cover the shortfalls of a separate trust? Please either remove this feature from your filing or provide us with a comprehensive list of all possible forms of credit enhancement that may be shared among trusts and explain how each form would be shared among trusts and how such mechanics have been used in the past.
The Registrant has removed this feature from its filing. Please see page 51 of the attached blackline of the base prospectus.
4.	While we note that you filed a revised version of Exhibit 4.2, as the “Relevant Servicing Criteria” are not included on Exhibit B to the agreement, it is unclear whether such criteria are based on the criteria outlined in Item 1122(d) of Regulation AB, or whether you plan to use another set of servicing criteria. Please revise your agreement to clarify.
The Registrant has revised the disclosure as requested. Specifically, the Registrant has included a full table of servicing criteria in Exhibit B that are based on the criteria outlined in Item 1122(d) of Regulation AB. In addition, the term “Relevant Servicing

Division of Corporate Finance
U.S. Securities and Exchange Commission
June 23, 2006

Criteria” has been inserted and defined as those criteria outlined in Item 1122(d) of Regulation AB. Please see page 4 and Exhibit B of the attached blackline of the Standard Terms to Master Servicing Agreement, which comprises Exhibit 4.2.
          Should you have additional comments or questions or require clarification of any of our responses on behalf of the Registrant, feel free to call the undersigned at (804) 788-8320 or Benjamin Ford at (804) 787-8933.
Sincerely yours,

/s/ Edward L. Douma

Edward L. Douma

cc:	Mr. Alan Faigin Mr. Jeff Crusinberry Mr. Bruce Hurwitz Mr. Benjamin Ford